Stockholders' Deficit - Schedule of Warrant Activities (Details) - Warrant [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule of Warrant Activities [Line Items]
Number of Options, Outstanding beginning balance | shares	5,465,249
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 17.12
Number of Options, Granted | shares	5,143,488
Weighted Average Exercise Price, Granted | $ / shares	$ 3.57
Number of Options, Exercised | shares	(4,111,665)
Weighted Average Exercise Price, Exercised | $ / shares	$ 3.73
Number of Options, Outstanding ending balance | shares	6,497,072
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 14.88